EARNINGS (LOSSES) PER SHARE	12 Months Ended
Dec. 31, 2016
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
17.	EARNINGS (LOSSES) PER SHARE

Basic and diluted earnings per share for each of the years presented is calculated as follows:

	For the years ended
	2014		2015		2016
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B

Earnings (losses) per share—basic:
Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share—basic	74,478	82,571	(247,664)	(76,233)	(166,057)	(23,917)	(36,908)	(5,315)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (losses) per share	161,137,587	178,645,232	294,836,665	90,753,548	339,429,946	339,429,946	75,442,810	75,442,810
Denominator used for earnings (losses) per share	161,137,587	178,645,232	294,836,665	90,753,548	339,429,946	339,429,946	75,442,810	75,442,810
Earnings (losses) per share—basic	0.46	0.46	(0.84)	(0.84)	(0.49)	(0.07)	(0.49)	(0.07)

Earnings (losses) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders used in calculating income per ordinary share— diluted	78,445	78,604	(247,664)	(76,233)	(166,057)	(23,917)	(36,908)	(5,315)
Reallocation of net income (loss) attributable to 500.com Limited’s ordinary shareholders as a result of conversion of Class B to Class A shares	78,604	-	(76,233)	-	(36,908)	(5,315)	-	-
Net income (loss) attributable to ordinary shareholders	157,049	78,604	(323,897)	(76,233)	(202,965)	(29,232)	(36,908)	(5,315)

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings per share	161,137,587	178,645,232	294,836,665	90,753,548	339,429,946	339,429,946	75,442,810	75,442,810
Conversion of Class B to Class A ordinary shares	178,645,232	-	90,753,548	-	75,442,810	75,442,810	-	-
Share options	18,065,885	-	-	-	-	-	-	-
Denominator used for earnings (losses) per share	357,848,704	178,645,232	385,590,213	90,753,548	414,872,756	414,872,756	75,442,810	75,442,810
Earnings (losses) per share—diluted	0.44	0.44	(0.84)	(0.84)	(0.49)	(0.07)	(0.49)	(0.07)

Earnings per ADS:
Denominator used for earnings (losses) per ADS - basic	16,113,759	-	29,483,667	-	33,942,995	33,942,995	-	-
Denominator used for earnings (losses) per ADS - diluted	35,784,870	-	38,599,021	-	41,487,276	41,487,276	-	-
Earnings (losses) per ADS – basic	4.62	-	(8.40)	-	(4.89)	(0.70)	-	-
Earnings (losses) per ADS – diluted	4.39	-	(8.40)	-	(4.89)	(0.70)	-	-